Merger with REIT II Merger with REIT II - Acquired Intangible Leases (Details) - USD ($) $ in Thousands	2 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2018	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Nov. 16, 2018
Acquired Finite-Lived Intangible Assets [Line Items]
Corporate intangible assets		$ 6,804	$ 6,804	$ 4,883
In-Place Leases
Acquired Finite-Lived Intangible Assets [Line Items]
Corporate intangible assets			$ 441,683	$ 442,729
Weighted Average Useful Life		7 years	10 years	9 years
Above-Market Leases
Acquired Finite-Lived Intangible Assets [Line Items]
Corporate intangible assets			$ 66,106	$ 65,946
Weighted Average Useful Life		5 years	4 years	9 years
Below-Market Leases
Acquired Finite-Lived Intangible Assets [Line Items]
Below-market lease liabilities			$ (150,579)	$ (151,585)
Weighted Average Useful Life		6 years	21 years	15 years
REIT II
Acquired Finite-Lived Intangible Assets [Line Items]
Below-market lease liabilities					$ (60,421)
REIT II | In-Place Leases
Acquired Finite-Lived Intangible Assets [Line Items]
Corporate intangible assets					181,916
Weighted Average Useful Life	13 years
REIT II | Above-Market Leases
Acquired Finite-Lived Intangible Assets [Line Items]
Corporate intangible assets					$ 15,468
Weighted Average Useful Life	7 years
REIT II | Below-Market Leases
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful Life	17 years